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Letterhead of Constellation Funds Group


   May 20, 2005



   VIA EDGAR

   U.S. Securities and Exchange Commission
   450 Fifth Street, NW
   Washington, DC  20549

   Re:  Constellation Institutional Portfolios, File Nos. 333-119865; 811-21113
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   Dear Sir or Madam:

   Pursuant to Rule 497(j) of Registration C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated May 18, 2005 and Statement of Additional Information dated May 18, 2005 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent post-effective amendment and (2) the text of the most recent post-effective amendment has been filed electronically (accession number 0000950116-05-001934).

   Sincerely,


   /s/John H. Grady
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   John H. Grady
   President